Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
25.
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As of December 31,
	Note	2022	2023	2023
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		4,334,968	401,002	56,480
Prepayments and other assets		20,751	4,725	666
Amounts due from entities within the Group		19,925,446	22,653,118	3,190,625

Total current assets		24,281,165	23,058,845	3,247,771

Total non-current assets		—	—	—

Total assets		24,281,165	23,058,845	3,247,771

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible senior notes		8,305,447	2,802,442	394,716
Accrued expenses and other liabilities		156,807	25,891	3,647

Total current liabilities		8,462,254	2,828,333	398,363

Non-current liabilities
Convertible senior notes	14	9,568,279	8,143,994	1,147,058

Total non-current liabilities		9,568,279	8,143,994	1,147,058

Total liabilities		18,030,533	10,972,327	1,545,421

Commitments and contingencies	17
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 94,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 3,246,481,443 and 3,853,820,658 shares issued as of December 31, 2022 and 2023, respectively; 3,047,568,900 and 3,675,039,807 shares outstanding as of December 31, 2022 and 2023, respectively)	18	194	237	34
Class B ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2022 and 2023; 3,041,097,278 shares issued and outstanding as of December 31, 2022 and 2023)	18	193	193	27
Additional paid-in capital		50,885,688	54,971,469	7,742,569
Accumulated deficit	19	(46,498,897)	(44,573,428)	(6,278,036)
Accumulated other comprehensive income	24	1,863,454	1,688,047	237,756

Total shareholders’ equity		6,250,632	12,086,518	1,702,350

Total liabilities and shareholders’ equity		24,281,165	23,058,845	3,247,771

Condensed Statements of Comprehensive (Loss)/Income

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(26,658)	(66,883)	(11,397)	(1,605)

Operating loss
Share of (losses)/income of subsidiaries, VIEs and VIEs’ subsidiaries	(5,807,189)	2,076,676	2,975,000	419,020
Interest income	19,026	12,845	115,209	16,227
Interest expenses	(889,263)	(234,870)	(726,487)	(102,324)
Foreign exchange gain/(loss), net	496,669	(1,954,314)	(665,335)	(93,710)
Others, net	37,831	30,334	238,479	33,589

Net (loss)/income	(6,169,584)	(136,212)	1,925,469	271,197

Accretion of redeemable noncontrolling interests	(20,336)	—	—	—

Net (loss)/income attributable to ordinary shareholders	(6,189,920)	(136,212)	1,925,469	271,197

Other comprehensive income/(loss):
Foreign currency translation adjustments	169,141	(849,395)	(164,040)	(23,105)
Unrealized losses on available-for-sale debt securities	(2,819)	(21,091)	(11,367)	(1,601)

Total other comprehensive income/(loss), net of tax	166,322	(870,486)	(175,407)	(24,706)

Comprehensive (loss)/income	(6,003,262)	(1,006,698)	1,750,062	246,491

Condensed Statements of Cash Flows

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash used for operating activities	(360,187)	(157,273)	(370,682)	(52,209)
Net cash provided by/(used for) investing activities	483,685	(2,462,807)	238,001	33,522
Net cash (used for)/provided by financing activities	(3,441,602)	5,307,603	(3,859,442)	(543,591)
Effect of exchange rate changes on cash and cash equivalents	(167,636)	31,492	58,157	8,191

Net (decrease)/increase in cash and cash equivalents	(3,485,740)	2,719,015	(3,933,966)	(554,087)
Cash and cash equivalents at the beginning of the year	5,101,693	1,615,953	4,334,968	610,567
Cash and cash equivalents at the end of the year	1,615,953	4,334,968	401,002	56,480

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. The subsidiaries, VIEs and VIEs’ subsidiaries losses are reported as “Share of (losses)/income of subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive (loss)/income. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries, VIEs and VIEs’ subsidiaries was reduced to nil as of December 31, 2022 and 2023, and the carrying amount of “Amounts due from entities within the Group” was further adjusted as the Company committed to provide financial support to its VIEs as disclosed in Note 1.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.